EARNINGS PER SHARE DATA (Details)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
EARNINGS PER SHARE DATA
Basic weighted-average shares outstanding	263,812,000	264,317,000	263,466,000
Dilutive potential common shares	6,404,000	5,907,000	5,425,000
Diluted weighted-average shares outstanding	270,216,000	270,224,000	268,891,000
Weighted average stock options not included in the computation of dilutive potential common shares	400,000	400,000	2,200,000